WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
WARRANTS
Schedule of outstanding warrant activity
	Warrants - Common Share Equivalents	Weighted Average Exercise price	Warrants exercisable - Common Share Equivalents	Weighted Average Exercise price
Outstanding December 31, 2021	1,300,932	$1.43	1,300,932	1.43
Additions	85,223	1.85	85,223	1.85

Converted	-	-		-
Expired	-	-	-

Outstanding 9-30-2022	1,386,155	$1.46	1,386,155	1.46
Additions	8,935,664	1.85	8,935,664	1.85

Converted	(737,302)	-		-
Expired	-	-	-

Outstanding December 31, 2022	9,584,517	$1.46	9,584,517	1.46
Additions	-	-	-	-

Converted	-	-		-
Expired	-	-	-

Outstanding March 31, 2023	9,584,517	$1.46	9,584,517	1.46

	Warrants - Common Share Equivalents	Weighted Average Exercise price	Warrants exercisable - Common Share Equivalents	Weighted Average Exercise price
Outstanding December 31, 2020	390,000	$0.920	390,000	0.920
Additions	950,932	1.65	950,932	1.65

Converted	(40,000)	0.260		0.260
Expired	-	-	-

Outstanding December 31, 2021	1,300,932	$1.43	1,300,932	1.43
Additions	85,223	1.85	85,223	1.85

Converted	-	-		-
Expired	-	-	-

Outstanding 9-30-2022	1,386,155	$1.46	1,386,155	1.46
Additions	8,935,664	1.85	8,935,664	1.85

Converted	(737,302)	-		-
Expired	-	-	-

Outstanding December 31, 2022	9,584,517	$1.46	9,584,517	1.46